Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41796
Entity Registrant Name	CL WORKSHOP GROUP LIMITED
Entity Central Index Key	0001948294
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Avenida da Amizade no. 1287
Entity Address, Address Line Two	Chong Fok Centro Comercial
Entity Address, City or Town	Macau S.A.R.
Entity Address, Country	MO
Entity Address, Postal Zip Code	13 E
Title of 12(b) Security	American depositary shares, each representing eight Class A ordinary shares, par value $0.001 per share
Trading Symbol	NWGL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1171
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statement of financial position of CL Workshop Group Limited and its subsidiaries (the “Company”) as of December 31, 2025, and 2024, and the related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, and 2024 and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2025, in conformity with International Financial Reporting Standards.
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Class A ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	39,492,471
Class B ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	92,932,850
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Avenida da Amizade no. 1287
Entity Address, Address Line Two	Chong Fok Centro Comercial
Entity Address, City or Town	Macau S.A.R.
Entity Address, Country	MO
Entity Address, Postal Zip Code	13 E
City Area Code	+86
Local Phone Number	13535839308
Contact Personnel Name	Liying Wang
Contact Personnel Email Address	nwglwly@163.com